Debt (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended				3 Months Ended							3 Months Ended			0 Months Ended		3 Months Ended		12 Months Ended			12 Months Ended
	Feb. 28, 2011 Years	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2012	Mar. 31, 2012 Senior Debt Obligations Due 2012 [Member]	Dec. 31, 2012 Senior Debt Obligations Due 2017 [Member]	Mar. 31, 2012 Senior Debt Obligations Due 2017 [Member]	Dec. 31, 2011 Senior Debt Obligations Due 2017 [Member]	Dec. 31, 2012 Senior Debt Obligations Due 2014 [Member]	Jun. 27, 2011 Senior Debt Obligations Due 2014 [Member]	Jun. 27, 2011 Senior Debt Obligations Due 2015 [Member]	Sep. 30, 2011 Senior Debt Obligations Due In Ten Years [Member]	Mar. 31, 2013 Senior Debt Obligations Due 2013 [Member] Subsequent Event [Member]	Sep. 30, 2011 Senior Debt Obligations Due In Ten Years [Member]	Jul. 15, 2011 Senior Debt Obligations Due 2015 [Member]	Jul. 15, 2011 Senior Debt Obligations Due 2014 [Member]	Mar. 31, 2012 Senior Debt Obligations Due 2017 [Member]	Mar. 31, 2012 Senior Debt Obligations Due 2012 [Member]	Dec. 31, 2011 September 2011 Debt Obligation [Member]	Dec. 31, 2012 September 2011 Debt Obligation [Member]	Oct. 13, 2011 September 2011 Debt Obligation [Member]	Dec. 31, 2012 Three-Year Delayed Draw Term Loan Facility [Member]
Debt instrument, interest rate, stated percentage						6.25%		2.30%			5.375%	5.75%	4.80%
Debt Instrument, Term						5 years							10 years							5 years			3 years
Line of Credit Facility, Potential Increase to Maximum Borrowing Capacity																							$ 100,000,000
Senior notes		2,658,000,000	2,668,000,000				249,000,000		0								600,000,000
Revised Purchase Price Allocation For Principal Amount Outstanding of Notes														250,000,000		270,000,000	330,000,000		250,000,000
Number of interest rate swaps	2
Floating rate three-month LIBOR plus fixed spread interest percentage					3.726%
Interest rate swaps, fair value adjustment					0
Swap agreements, effectiveness recognized during the period		0
Interest rate swap for hedging	125,000,000
Interest rate swap maturity, in years	3.5
5.375% senior notes due in 2014, hedged value										250,000,000
Line of credit facility, current borrowing capacity																						1,000,000,000
Revolving credit facility, borrowing capacity																							50,000,000
Revolving credit facility, amount outstanding		0	0																		0		0
Proceeds from issuance of debt		248,000,000	496,000,000												500,000,000			250,000,000
Debtor-in-Possession Financing, Letters of Credit Outstanding		$ 247,000,000	$ 248,000,000